Average Annual Total Returns{- Fidelity® Puritan® Fund} - 08.31 Fidelity Puritan Fund Retail PRO-08 - Fidelity® Puritan® Fund	Fidelity Puritan Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Puritan Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Puritan Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Puritan Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Puritan Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Puritan Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Puritan Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Puritan Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Puritan Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1298 Past 1 year	F1298 Past 5 years	F1298 Past 10 years
Total	20.56%	11.81%	10.50%	18.87%	10.04%	8.76%	12.93%	8.95%	8.06%	18.40%	15.22%	13.88%	14.73%	11.11%	10.02%